Note 3 - Investment Securities (Details) - Investment Securities in a Continuous Unrealized Loss Position - USD ($)	Dec. 31, 2015	Dec. 31, 2014
U.S. Government Agencies
Continous unrealized loss, less than 12 months, fair value	$ 140,799,638	$ 66,609,319
Continous unrealized loss, less than 12 months, gross unrealized losses	(1,290,244)	(396,896)
Continous unrealized loss, greater than 12 months, fair value	139,720,125	185,025,099
Continous unrealized loss, greater than 12 months, gross unrealized losses	(5,521,826)	(7,127,056)
Continous unrealized loss, fair value	280,519,763	251,634,418
Continous unrealized loss, gross unrealized losses	(6,812,070)	(7,523,952)
US Government Agencies Debt Securities [Member]
U.S. Government Agencies
Continous unrealized loss, less than 12 months, fair value	139,765,025	66,609,319
Continous unrealized loss, less than 12 months, gross unrealized losses	(1,270,011)	(396,896)
Continous unrealized loss, greater than 12 months, fair value	139,720,125	183,645,552
Continous unrealized loss, greater than 12 months, gross unrealized losses	(5,521,826)	(7,114,392)
Continous unrealized loss, fair value	279,485,150	250,254,871
Continous unrealized loss, gross unrealized losses	(6,791,837)	(7,511,288)
US States and Political Subdivisions Debt Securities [Member]
U.S. Government Agencies
Continous unrealized loss, less than 12 months, fair value	1,034,613
Continous unrealized loss, less than 12 months, gross unrealized losses	(20,233)
Continous unrealized loss, greater than 12 months, fair value		1,379,547
Continous unrealized loss, greater than 12 months, gross unrealized losses		(12,664)
Continous unrealized loss, fair value	1,034,613	1,379,547
Continous unrealized loss, gross unrealized losses	$ (20,233)	$ (12,664)